Annual Total Returns - FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - Fidelity New Jersey Municipal Money Market Fund - Fidelity New Jersey Municipal Money Market Fund
Jan. 29, 2025
Bar Chart Table:
Annual Return, Inception Date	Sep. 22, 2022
Annual Return 2023	2.82%
Annual Return 2024	2.94%